SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund,

Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund,

Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund,

Schwab Target 2055 Fund and Schwab Target 2060 Fund

Supplement dated January 31, 2018 to the

Statutory Prospectus dated February 28, 2017, as supplemented May 26, 2017, June

30, 2017, and October 2, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the

Prospectus.

Effective January 31, 2018, the Prospectus is being revised to reflect the addition of the following underlying funds in which the funds will invest:

Schwab® U.S. Mid-Cap Index Fund

Schwab Emerging Markets Equity ETFTM

Unaffiliated Fixed Income Fund V

The funds also changed their allocations to certain underlying funds. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

In connection with these changes, the section titled “The funds’ investments in underlying funds” on Page 67 of the Prospectus is deleted and replaced in its entirety with the following:

The funds’ investments in underlying funds

The following table shows which underlying funds may be used within each asset class and style class and each fund’s approximate asset allocation to each underlying fund as of January 31, 2018. Each fund’s allocation to a specified asset class, style class and underlying fund will change over time. Included in the current universe of underlying funds are five unaffiliated funds: two within the domestic large-cap equity style class and three within the fixed income asset category. Similar to the Schwab Funds and Laudus Funds that serve as underlying funds, the investment objectives and principal investment strategies of these unaffiliated funds are described in the “Description of underlying funds” section of the prospectus under the sub-headings “Unaffiliated Large-Cap Growth Fund I,” “Unaffiliated Large-Cap Value Fund I,” “Unaffiliated Large-Cap Value Fund II,” “Unaffiliated Fixed Income Fund II,” “Unaffiliated Fixed Income Fund IV” and “Unaffiliated Fixed Income Fund V,” respectively.

The adviser may exclude one or more underlying funds from a fund’s asset allocation strategy at any given time. For additional details regarding how the adviser determines the funds’ underlying fund and style class allocations, please refer back to the “Principal Investment Strategies” section in the Fund Summary sections and the section “Fund details: Investment objectives, strategies and risks” in this prospectus. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

The allocations may not add to 100% due to rounding.

Asset Class, Style Class and Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Equity Funds
Large-Cap
Schwab Core Equity Fund	5.3%	5.5%	7.0%	9.5%	10.7%	11.7%	12.5%
Schwab S&P 500 Index Fund	10.7%	11.3%	12.5%	14.1%	14.7%	15.0%	15.1%
Schwab Dividend Equity Fund	0.2%	0.2%	0.3%	0.6%	1.2%	1.8%	2.4%
Laudus U.S. Large Cap Growth Fund	0.0%	0.0%	0.3%	1.4%	2.5%	3.7%	5.1%
Unaffiliated Large-Cap Growth Fund I	3.1%	3.3%	3.4%	3.5%	3.6%	3.4%	3.0%
Unaffiliated Large-Cap Value Fund I	1.4%	1.5%	1.7%	2.2%	2.4%	2.6%	2.8%
Unaffiliated Large-Cap Value Fund II	1.4%	1.5%	1.7%	2.2%	2.4%	2.6%	2.8%
Mid-Cap
Schwab U.S. Mid-Cap Index Fund	0.7%	0.8%	0.9%	1.1%	1.3%	1.4%	1.6%
Small-Cap
Schwab Small-Cap Equity Fund	1.3%	1.4%	1.7%	2.5%	3.1%	3.6%	4.1%
Laudus Small-Cap MarketMasters Fund	0.7%	0.7%	0.9%	1.3%	1.7%	1.9%	2.2%
Global Real Estate
Schwab Global Real Estate Fund	1.8%	1.9%	2.3%	3.0%	3.4%	3.8%	4.2%
International
Laudus International MarketMasters Fund	5.9%	6.5%	7.9%	10.0%	11.6%	12.9%	14.0%
Schwab International Core Equity Fund	3.9%	4.3%	5.3%	6.7%	7.7%	8.6%	9.3%
Laudus Mondrian Emerging Markets Fund	0.0%	0.0%	0.2%	0.7%	1.2%	1.8%	2.3%
Schwab Emerging Markets Equity ETF	0.0%	0.0%	0.1%	0.4%	0.8%	1.1%	1.5%

TOTAL EQUITY	36.5%	38.9%	46.3%	59.1%	68.4%	76.0%	83.0%
Fixed Income Funds
Intermediate-Term Bond
Schwab U.S. Aggregate Bond Index Fund	23.8%	22.7%	19.9%	15.0%	11.3%	7.9%	5.1%
Schwab Intermediate-Term Bond Fund	0.0%	0.0%	0.4%	1.1%	1.3%	1.3%	1.2%
Unaffiliated Fixed Income Fund II	1.1%	1.3%	1.9%	2.9%	3.3%	3.1%	2.6%
Unaffiliated Fixed Income Fund IV	9.3%	9.3%	9.2%	8.3%	7.0%	5.3%	3.6%
Unaffiliated Fixed Income Fund V	5.1%	4.7%	3.6%	2.2%	1.4%	0.8%	0.4%
Short-Term Bond
Schwab Short-Term Bond Index Fund	9.8%	9.3%	7.3%	4.4%	2.6%	1.5%	0.7%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	6.3%	6.1%	4.2%	1.4%	0.0%	0.0%	0.0%
International Bond
Laudus Mondrian International Fixed Income Fund	1.2%	1.3%	1.6%	1.8%	1.7%	1.5%	1.1%

TOTAL FIXED INCOME	56.7%	54.7%	48.3%	37.1%	28.5%	21.4%	14.7%
Cash and cash equivalents (including money market funds)
Schwab Variable Share Price Money Fund	6.8%	6.4%	5.3%	3.9%	3.0%	2.6%	2.2%

Asset Class, Style Class and Underlying Funds	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Equity Funds
Large-Cap
Schwab Core Equity Fund	13.0%	13.3%	13.6%	13.7%
Schwab S&P 500 Index Fund	15.0%	14.9%	14.8%	14.8%
Schwab Dividend Equity Fund	2.9%	3.2%	3.5%	3.6%
Laudus U.S. Large Cap Growth Fund	6.2%	6.9%	7.5%	7.9%
Unaffiliated Large-Cap Growth Fund I	2.7%	2.4%	2.1%	2.0%
Unaffiliated Large-Cap Value Fund I	3.0%	3.0%	3.1%	3.1%
Unaffiliated Large-Cap Value Fund II	3.0%	3.0%	3.1%	3.1%
Mid-Cap
Schwab U.S. Mid-Cap Index Fund	1.6%	1.7%	1.7%	1.7%
Small-Cap
Schwab Small-Cap Equity Fund	4.5%	4.8%	5.0%	5.1%
Laudus Small-Cap MarketMasters Fund	2.4%	2.6%	2.7%	2.7%
Global Real Estate
Schwab Global Real Estate Fund	4.4%	4.5%	4.7%	4.8%
International
Laudus International MarketMasters Fund	14.8%	15.3%	15.7%	16.0%
Schwab International Core Equity Fund	9.9%	10.2%	10.5%	10.6%
Laudus Mondrian Emerging Markets Fund	2.8%	3.1%	3.4%	3.6%
Schwab Emerging Markets Equity ETF	1.8%	2.0%	2.2%	2.3%

TOTAL EQUITY	88.1%	91.0%	93.5%	95.0%
Fixed Income Funds
Intermediate-Term Bond
Schwab U.S. Aggregate Bond Index Fund	3.2%	2.2%	1.4%	0.9%
Schwab Intermediate-Term Bond Fund	1.0%	0.8%	0.5%	0.4%
Unaffiliated Fixed Income Fund II	2.0%	1.5%	1.0%	0.7%
Unaffiliated Fixed Income Fund IV	2.4%	1.7%	1.1%	0.7%
Unaffiliated Fixed Income Fund V	0.2%	0.1%	0.1%	0.0%
Short-Term Bond
Schwab Short-Term Bond Index Fund	0.3%	0.1%	0.0%	0.0%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	0.0%	0.0%	0.0%	0.0%
International Bond
Laudus Mondrian International Fixed Income Fund	0.8%	0.6%	0.4%	0.3%

TOTAL FIXED INCOME	9.8%	7.0%	4.5%	3.0%
Cash and cash equivalents (including money market funds)
Schwab Variable Share Price Money Fund	2.1%	2.0%	2.0%	2.0%

On page 70, under the Section titled “Description of underlying funds,” the following funds and accompanying description of their investment objectives and principal investment strategies are added:

Schwab U.S. Mid-Cap Index Fund

Seeks to track the performance of a benchmark index that measures the total return of mid capitalization U.S. stocks. To pursue its goal, the fund generally invests in securities that are included in the Russell Midcap® Index. The fund attempts to replicate the Russell Midcap Index. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (net assets plus borrowings for investment purposes) in securities included in the index. The fund generally will seek to replicate the performance of the index by giving the same weight to a given security as the index does. However, when the investment adviser believes it is appropriate to do so, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a security, the investment adviser may cause the fund’s weighting of a security to be more or less than the index’s weighting of the security. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000® Index, representing the smallest issuers in the Russell 1000 Index. The index is a float-adjusted market capitalization weighted index that reconstitutes annually. As of October 31, 2017, the index was composed of 781 stocks.

Schwab Emerging Markets Equity ETF

Seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index. To pursue its goal, the fund generally invests in stocks that are included in the FTSE Emerging Index. The index is comprised of large and mid capitalization companies in emerging market countries, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. As of August 31, 2017, the index was composed of 991 stocks in 23 emerging market countries. It is the fund’s policy that under normal circumstances it will invest at least 90% of its net assets (net assets plus borrowings for investment purposes) in these stocks, including depositary receipts representing securities of the index; such depositary receipts may be in the form of American Depositary receipts (ADRs), Global Depositary receipts (GDRs) and European Depositary receipts (EDRs).

Unaffiliated Fixed Income Fund V

Seeks an annual rate of total return, before fund expenses, greater than the annual rate of total return of the Bloomberg Barclays U.S. Aggregate Bond Index. The fund normally invests at least 80% of its net assets in U.S. government and other public sector entities, asset-backed and mortgage-backed obligations of U.S. and foreign issuers and corporate debt of U.S. and foreign issuers. The fund only invests in debt obligations rated investment grade at the time of purchase by at least one major rating agency or, if unrated, determined by the fund’s advisor to be investment grade. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the fund for purchase. In such cases, the advisor will consider whether to continue to hold the debt obligation. The fund may hold debt obligations with a “D” or similar credit rating indicating at least a partial payment default.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG101002-00 (01/18)

00206308